UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parentheticals) ¥ in Thousands, $ in Thousands	6 Months Ended			9 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Revenue from Related Parties	¥ 563,622	$ 84,147	¥ 453,024	¥ 827,298	$ 116,300	¥ 677,122
Cost from Related Parties	0	0	62	0		62
Other comprehensive (loss) income, tax	0		0	0		0
Public cloud services
Revenue from Related Parties	563,177	84,080	453,024	822,001	115,555	670,944
Enterprise Cloud Services
Revenue from Related Parties	¥ 34,707	$ 5,182	¥ 0	¥ 53,530	$ 7,525	¥ 6,178